UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 5979

John Hancock California Tax-Free Income Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Michael J. Leary, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4490

Date of fiscal year end:	May 31

Date of reporting period:	February 28, 2010

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock
MUTUAL FUNDS

John Hancock California Tax-Free Income Fund

QUARTERLY PORTFOLIO HOLDINGS

2.28.2010

1

John Hancock California Tax-Free Income Fund
Securities owned by the Fund on
February 28, 2010 (Unaudited)

		Maturity	Par value
	Rate	date		Value

Municipal Bonds 98.88%				$276,796,618
(Cost $275,696,569)

California 88.20%
ABAG Finance Authority for Nonprofit Corps.	6.250%	08/01/39	$1,000,000	1,077,440
ABAG Finance Authority for Nonprofit Corps. (D)	5.650	08/15/38	1,000,000	957,726
ABAG Finance Authority for Nonprofit Corps., Series A	6.125	08/15/20	2,000,000	2,043,480
Anaheim Certificates of Participation (D)(P)	11.581	07/16/23	2,000,000	2,016,040
Anaheim Public Financing Authority, Series C (D)	Zero	09/01/18	3,000,000	2,052,180
Antioch Public Financing Authority, Series B	5.850	09/02/15	1,375,000	1,391,046
Belmont Community Facilities, Series A (D)	5.750	08/01/24	1,000,000	1,093,680
California County Securitization Agency	6.000	06/01/35	1,765,000	1,459,832
California County Securitization Agency	Zero	06/01/21	5,000,000	4,297,800
California County Securitization Agency, Series A	6.125	06/01/43	5,000,000	4,140,950
California County Securitization Agency, Series A	5.500	06/01/33	975,000	823,826
California Educational Facilities Authority	5.000	01/01/25	1,800,000	1,631,160
California Educational Facilities Authority	5.000	02/01/26	4,525,000	3,511,310
California Educational Facilities Authority	5.000	01/01/30	2,000,000	1,717,760
California Educational Facilities Authority, Series A	5.500	10/01/32	1,435,000	1,453,239
California Health Facilities Financing Authority, Series A	5.250	04/01/39	2,500,000	2,452,350
California Health Facilities Financing Authority, Series A	5.000	11/15/36	1,000,000	964,230
California Health Facilities Financing Authority, Series C	6.500	10/01/33	1,000,000	1,137,410
California Health Facilities Financing Authority, Series G	5.250	07/01/23	1,000,000	1,016,620
California Infrastructure & Economic Development Bank	5.250	10/01/34	1,000,000	959,950
California Infrastructure & Economic Development Bank	5.000	12/01/27	500,000	502,840
California Infrastructure & Economic Development Bank,
Series A	6.250	02/01/39	2,000,000	2,091,980
California Infrastructure & Economic Development Bank,
Series A	5.550	08/01/31	3,000,000	3,028,740
California Pollution Control Financing Authority, Series A,
AMT (D)	5.350	12/01/16	1,000,000	1,034,810
California Pollution Control Financing Authority, Series C,
AMT (P)	5.125	11/01/23	2,000,000	1,987,220
California State Public Works Board, Series A (D)	5.000	12/01/19	5,000,000	5,080,350
California State Public Works Board, Series C	5.500	06/01/18	5,000,000	5,173,250
California State Public Works Board, Series D	6.250	04/01/34	2,000,000	2,085,760
California State University Revenue, Series A	5.250	11/01/34	1,000,000	1,021,110
California Statewide Communities Development Authority	7.250	11/15/41	1,700,000	1,806,947
California Statewide Communities Development Authority	6.250	10/01/39	2,000,000	1,957,640
California Statewide Communities Development Authority	5.750	05/15/32	1,230,000	1,228,340
California Statewide Communities Development Authority,
Series A	7.250	10/01/38	2,000,000	2,043,980
California Statewide Financing Authority, Series A	6.000	05/01/37	2,500,000	2,057,375
California Statewide Financing Authority, Series B	6.000	05/01/37	4,000,000	3,291,800
Capistrano Unified School District	6.000	09/01/33	750,000	703,403
Capistrano Unified School District	5.875	09/01/23	500,000	503,060
Center Unified School District, Series C (D)	Zero	09/01/16	2,145,000	1,652,594
Chula Vista Redevelopment Agency, Series B	5.250	10/01/27	1,250,000	1,063,075
Cloverdale Community Development Agency	5.500	09/01/38	3,000,000	2,315,130
Contra Costa County Public Financing Authority, Series A (D)	5.000	06/01/28	1,230,000	1,230,209
Corona Community Facilities District No. 97-2	5.875	09/01/23	1,150,000	1,132,624
East Side Union High School District-Santa Clara County (D)	5.250	09/01/24	2,500,000	2,874,350
Folsom Public Financing Authority, Series B	5.125	09/01/26	1,000,000	829,240
Foothill Eastern Transportation Corridor Agency	Zero	01/15/25	6,615,000	2,341,379
Foothill Eastern Transportation Corridor Agency	Zero	01/15/36	30,000,000	4,747,800

2

John Hancock California Tax-Free Income Fund
Securities owned by the Fund on
February 28, 2010 (Unaudited)

		Maturity	Par value
	Rate	date		Value

California (continued)
Fresno Sewer Revenue, Series A-1 (D)	5.250%	09/01/19	$1,000,000	$1,118,920
Fullerton Community Facilities District No: 1	6.200	09/01/32	1,000,000	967,060
Golden State Tobacco Securitization Corp., Series 2003 A-1	6.250	06/01/33	2,490,000	2,769,801
Golden State Tobacco Securitization Corp., Series A (D)	5.000	06/01/35	10,000,000	8,777,300
Inglewood Unified School District (D)	5.250	10/15/26	5,000,000	5,416,950
Irvine Mobile Home Park Revenue, Series A	5.700	03/01/28	3,975,000	3,648,176
Kern County, Capital Improvements Project, Series A (D)	5.750	08/01/35	1,000,000	1,051,980
Laguna-Salada Union School District, Series C (D)	Zero	08/01/26	1,000,000	359,750
Lancaster School District (D)	Zero	04/01/19	1,730,000	1,148,426
Lancaster School District (D)	Zero	04/01/22	1,380,000	715,433
Lee Lake Water District Community Facilities District No: 2	6.125	09/01/27	1,200,000	1,150,920
Long Beach Harbor Revenue, Series A, AMT	6.000	05/15/18	2,660,000	3,054,850
Long Beach Special Tax Community	6.250	10/01/26	2,500,000	2,405,050
Los Angeles Community College District, Series A	6.000	08/01/33	4,000,000	4,443,840
Los Angeles Community Facilities District No: 3	6.400	09/01/22	655,000	646,688
Los Angeles Department of Water & Power, Series A-1	5.250	07/01/38	2,000,000	2,126,200
M-S-R Energy Authority, Series B	6.500	11/01/39	2,500,000	2,643,225
Millbrae Residential Facility Revenue, Series A, AMT	7.375	09/01/27	2,490,000	2,417,491
Modesto Community Facilities District No: 4-1	5.100	09/01/26	3,000,000	2,409,420
New Haven Unified School District, Series B (D)	Zero	08/01/22	14,200,000	7,025,450
Northern California Power Agency, Series A (D)	7.000	05/01/13	100,000	108,952
Orange County Improvement Bond Act 1915, Series B	5.750	09/02/33	1,570,000	1,455,735
Oxnard Community Facilities District: No. 3	5.000	09/01/35	1,500,000	1,121,250
Paramount Unified School District, Series B (D)	Zero	09/01/25	4,735,000	1,956,171
Pasadena Certificates of Participation	6.250	01/01/18	775,000	908,719
Rancho Santa Fe Community Services District No: 01	6.700	09/01/30	1,000,000	1,000,630
Ripon Redevelopment Agency (D)	4.750	11/01/36	1,690,000	1,381,575
Riverside County Asset Leasing Corp., Series A (D)	6.500	06/01/12	1,000,000	1,043,770
San Bernardino County, Series B	6.875	08/01/24	350,000	467,649
San Bernardino County, Series B (D)	5.500	08/01/17	8,750,000	9,068,238
San Bruno Park School District, Series B (D)	Zero	08/01/21	1,015,000	537,351
San Bruno Park School District, Series B (D)	Zero	08/01/23	1,080,000	498,366
San Diego Redevelopment Agency, Series A	5.800	09/01/28	1,395,000	1,214,919
San Diego Redevelopment Agency, Series A	5.750	09/01/23	1,000,000	904,030
San Diego Redevelopment Agency, Series B	Zero	09/01/17	1,600,000	980,112
San Diego Redevelopment Agency, Series B	Zero	09/01/18	1,700,000	958,885
San Diego Unified School District, Election of 1998, Series A (D)	Zero	07/01/21	2,500,000	1,510,500
San Diego Unified School District, Election of 1998, Series B (D)	5.000	07/01/25	2,450,000	2,484,374
San Francisco City & County Redevelopment Agency, Series A	6.000	08/01/25	2,500,000	2,504,275
San Francisco City & County Redevelopment Agency, Series A	5.150	08/01/35	1,250,000	1,012,275
San Francisco City & County Redevelopment Financing
Authority, Series B	6.625	08/01/39	700,000	737,506
San Francisco City & County Redevelopment Financing
Authority, Series D	6.625	08/01/39	1,000,000	1,046,220
San Francisco State Building Authority, Series A	5.000	10/01/13	1,755,000	1,836,818
San Joaquin County (D)	5.000	11/15/29	2,965,000	2,839,284
San Joaquin Hills Transportation Corridor Agency	Zero	01/01/14	5,000,000	4,709,850
San Joaquin Hills Transportation Corridor Agency	Zero	01/01/22	6,500,000	4,161,300
San Joaquin Hills Transportation Corridor Agency, Series A	5.750	01/15/21	5,000,000	4,633,350
San Mateo County Joint Power Authority (D)	5.000	07/01/21	1,815,000	1,946,588
Santa Ana Financing Authority, Series A (D)	6.250	07/01/19	1,790,000	2,020,624
Santa Ana Financing Authority, Series A (D)	6.250	07/01/24	10,000,000	10,851,900
Santa Ana Financing Authority, Series D	5.600	09/01/19	1,000,000	950,320
Santa Clara County Financing Authority, Series B (D)	5.500	05/15/17	6,000,000	6,093,420

3

John Hancock California Tax-Free Income Fund

Securities owned by the Fund on February 28, 2010 (Unaudited)

		Maturity	Par value
	Rate	date		Value

California (continued)
Santa Fe Springs Community Development Commission,
Series A (D)	Zero	09/01/20	$1,275,000	$707,281
Santa Margarita Water District No: 99-1	6.000%	09/01/30	500,000	587,495
Santaluz Community Facilities District No: 2	6.375	09/01/30	1,485,000	1,485,460
Southern California Public Power Authority, Series A	5.250	11/01/26	2,000,000	2,003,600
State of California	6.500	04/01/33	5,000,000	5,398,350
State of California	5.125	04/01/23	2,000,000	2,039,840
State of California	5.125	11/01/24	1,000,000	1,012,120
State of California	5.000	10/01/29	2,000,000	1,910,880
State of California (D)	4.750	04/01/29	6,000,000	5,745,360
Torrance Hospital Revenue, Series A	5.500	06/01/31	2,000,000	2,015,040
Tuolumne Wind Project Authority, Series A	5.625	01/01/29	1,000,000	1,071,490
Vallejo Sanitation & Flood Control District (D)	5.000	07/01/19	2,324,000	2,392,953
West Covina Redevelopment Agency	6.000	09/01/22	3,000,000	3,306,840

Puerto Rico 10.68%
Commonwealth of Puerto Rico	6.500	07/01/15	6,000,000	6,744,780
Commonwealth of Puerto Rico, Series A	5.375	07/01/33	1,250,000	1,216,688
Commonwealth of Puerto Rico, Series A	5.000	07/01/23	5,000,000	4,966,000
Puerto Rico Aqueduct & Sewer Authority (D)(P)	11.364	07/01/11	7,500,000	8,642,250
Puerto Rico Aqueduct & Sewer Authority, Series A
(Zero steps up to 6.125% on 07/01/11)	Zero	07/01/24	1,750,000	1,737,523
Puerto Rico Highway & Transportation Authority, Series A (D)	5.000	07/01/38	190,000	173,632
Puerto Rico Highway & Transportation Authority, Series Z (D)	6.250	07/01/14	3,250,000	3,617,055
Puerto Rico Industrial Tourist Education Medical & Environment
Authority	6.500	11/15/20	500,000	516,790
Puerto Rico Sales Tax Financing Authority, Series A	Zero	08/01/32	3,000,000	2,280,270

Short-Term Investments 0.10%				$270,000
(Cost $270,000)

Repurchase Agreement 0.10%
Repurchase Agreement with State Street Corp. dated 02/26/10 at
0.01% to be repurchased at $270,000 on 03/01/10, collateralized by
$275,000 Federal Home Loan Mortgage Corp., 2.075% due 06/18/12
(valued at $277,406 including interest)			270,000	270,000

Total investments (Cost $275,966,569)† 98.98%				$277,066,618

Other assets and liabilities, net 1.02%				$2,868,835

Total net assets 100.00%				$279,935,453

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

AMT Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.

(D) Bond is insured by one of these companies:

Insurance Coverage	As a % of total investments
Ambac Financial Group, Inc.	4.83%
Assured Guaranty Corp.	7.57%
California Mortgage Insurance	0.35%
Financial Guaranty Insurance Company	3.17%
National Public Finance Guaranty Insurance Corp.	22.41%

4

John Hancock California Tax-Free Income Fund
Securities owned by the Fund on
February 28, 2010 (Unaudited)

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

† At February 28, 2010, the aggregate cost of investment securities for federal income tax purposes was $274,493,842. Net unrealized appreciation aggregated $2,572,776, of which $13,658,876 related to appreciated investment securities and $11,086,100 related to depreciated investment securities.

5

Notes to the Schedule of Investments (Unaudited)

Security Valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of February 28, 2010, all investments for the Fund are categorized as Level 2 under the hierarchy described above.

In order to value the securities, the Fund uses the following valuation techniques. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (NYSE). The values of non-U.S. securities, used in computing the net asset value of the Fund’s shares, are generally determined at these times. Significant market events that affect the values of non-U.S. securities may occur after the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees.

Repurchase agreements. The Fund may enter into repurchase agreements. When a Fund enters into a repurchase agreement it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

6

More information

Trustees
Patti McGill Peterson, *Chairperson*
James R. Boyle†
James F. Carlin
William H. Cunningham
Deborah C. Jackson*
Charles L. Ladner
Stanley Martin*
Dr. John A. Moore
Steven R. Pruchansky*
Gregory A. Russo
John G. Vrysen†
*Member of the Audit Committee
†Non-Independent Trustee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Andrew G. Arnott
Chief Operating Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Michael J. Leary
Treasurer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
State Street Bank and Trust Company
Lafayette Corporate Center
Two Avenue de Lafayette
Boston, MA 02111

Transfer agent
John Hancock Signature Services, Inc.
P.O. Box 55913
Boston, MA 02205-5913

Legal counsel
K&L Gates LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives	**1-800-225-5291**
	EASI-Line	**1-800-338-8080**
	TDD line	**1-800-554-6713**

This report is for the information of the shareholders of John Hancock California Tax-Free Income Fund.

7

530Q3 2/10
4/10

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock California Tax-Free Income Fund

By:	/s/ Keith F. Hartstein
------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date:	April 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keith F. Hartstein
-------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date:	April 19, 2010

By:	/s/ Charles A. Rizzo
-------------------------------
Charles A. Rizzo
Chief Financial Officer

Date:	April 19, 2010